SCHEDULE OF INTANGIBLE ASSETS NET (Details) (Parenthetical) RM in Thousands		1 Months Ended		4 Months Ended
	Nov. 01, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 MYR (RM)	Sep. 30, 2022 USD ($)	Sep. 30, 2022 MYR (RM)	Mar. 31, 2024	Sep. 30, 2023 USD ($)	Sep. 30, 2023 MYR (RM)	Jun. 12, 2023 USD ($)	Jun. 12, 2023 MYR (RM)	Oct. 01, 2022 USD ($)	Oct. 01, 2022 MYR (RM)	Aug. 01, 2022 USD ($)	Aug. 01, 2022 MYR (RM)
Finite-Lived Intangible Assets [Line Items]
Payments to Acquire Software		$ 440,000	RM 2,120	$ 490,000	RM 2,320
Intangible assets, estimated useful life						10 years
Service and Licensing Agreement [Member]
Finite-Lived Intangible Assets [Line Items]
Content and service fee	$ 120,000
Service and Licensing Agreement [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Content delivery fee	1,700
Service and Licensing Agreement [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Content delivery fee	$ 660,000
ARX Media Sdn Bhd [Member]
Finite-Lived Intangible Assets [Line Items]
Contract price							$ 1,100,000	RM 5,000	$ 3,200,000	RM 15,000	$ 47,200,000	RM 218,750	$ 2,900,000	RM 13,500
Prepayments							18,100,000	80,000
ARX Media Sdn Bhd [Member] | Second Installment [Member]
Finite-Lived Intangible Assets [Line Items]
Prepayments							$ 16,940,000	RM 80,000